Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	CONATUS PHARMACEUTICALS INC.
Entity Central Index Key	0001383701
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16745 West Bernardo Dr.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	376-2600